Annual Total Returns - FidelityAdvisorBalancedFund-AMCIZPRO - FidelityAdvisorBalancedFund-AMCIZPRO - Fidelity Advisor Balanced Fund	Oct. 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Aug. 13, 2013
Fidelity Advisor Balanced Fund - Class A
Bar Chart Table:
Annual Return 2013	20.20%
Annual Return 2014	9.83%
Annual Return 2015	0.03%
Annual Return 2016	6.93%
Annual Return 2017	16.09%
Annual Return 2018	(4.45%)
Annual Return 2019	23.75%
Annual Return 2020	22.11%
Annual Return 2021	17.89%
Annual Return 2022	(18.45%)